Note 3 - Inventory	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Text Block]
3.   Inventory

Inventory consists of the following as of December 31:

	2012	2011
Work in process	$494,290	$454,366
Software license inventory	344,500	467,000
Finished goods	60,912	47,452
Inventory included in current assets	899,702	968,818
Software license inventory (see Note 10)	1,137,500	-
	$2,037,202	$968,818